Stockholders' Equity (Deficit) (Details Textual) - USD ($)				1 Months Ended			2 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Dec. 12, 2018	Nov. 30, 2018	Oct. 20, 2016	Feb. 28, 2019	Aug. 03, 2018	Jul. 20, 2017	Nov. 30, 2018	Mar. 31, 2019	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018
Class of Stock [Line Items]
Common stock authorized								100,000,000	100,000,000	100,000,000		100,000,000
Common stock, par value								$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued								12,944,514	12,944,514	9,656,505		7,864,994
Common stock, shares outstanding								12,944,514	12,944,514	9,656,505		7,864,994
Preferred stock, par value								$ 0.001	$ 0.001	$ 0.001		$ 0.001
Preferred stock, shares authorized								10,000,000	10,000,000	10,000,000		10,000,000
Purchase agreement, description							The Company issued and sold an aggregate of 170,000 additional Units to the Purchasers, for total gross proceeds to the Company of approximately $425,000 before deducting offering expenses.
Aggregrate sale of shares										445,200
Deducting offering expenses										$ 1,113,000
Maximum shares issuable with over-allotment under private placement					4,600,000
Risk free interest rate										2.80%	1.90%
Expected stock price volatility										49.80%	47.80%
Expected life of options (years)										5 years	5 years
Expected dividend yield										0.00%	0.00%
Acquired percentage						100.00%
Aggregate shares issued of the then-outstanding NeuroOne shares						3,500,000
Subsidiaries [Member]
Class of Stock [Line Items]
Common stock, shares issued			5,131,514
Exercise price, per share			$ 0.03
Acquired percentage						100.00%
Aggregate shares issued of the then-outstanding NeuroOne shares						6,291,994
Net exchanges of shares						1,573,000
Subscription receivable			$ 9,050
Warrant [Member]
Class of Stock [Line Items]
Warrants exercisable, term					5 years
Common Stock [Member]
Class of Stock [Line Items]
Maximum offering of units under private placement					4,000,000
Net exchanges of shares												859,976
Private Placement [Member]
Class of Stock [Line Items]
Purchase agreement, description					(i) 1 share (each, a "Share") of the Company's common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the "2018 Warrants").
Maximum offering of units under private placement					4,000,000
Offering price, per share					$ 2.50
Cash commission, percentage					10.00%
Exercise price, per share					$ 3.45
Common stock purchase price, per share					10.00%
Warrants exercisable, term					5 years
Private placement transaction, description	(i) 1 share of common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the "2019 Warrants"), to the New Purchasers.
Broker warrants liability										$ 26,878
2018 Private Placement [Member]
Class of Stock [Line Items]
Purchase agreement, description		(i) 1 share (each, a “Share”) of common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the “2018 Warrants”).
Warrant issued								40,416	40,416
Risk free interest rate									2.90%
Expected stock price volatility									49.80%
Expected life of options (years)									4 years 7 months 6 days
Expected dividend yield									0.00%
Cost of issuance										173,067
Cash commission, percentage									8.00%
Exercise price, per share									$ 3.00
Common stock purchase price, per share									8.00%
Warrants exercisable, term								5 years	5 years
Legal costs										$ 62,389
Acquired percentage				10.00%
Units sold under private placement								0	170,000
Gross proceeds from private placement	$ 1,538,000
Fair value of warrant issued									$ 115,674
Private placement transaction, description				The Company and HRA agreed (i) to extend the Tail Period until June 30, 2019, (ii) to modify the HRA Fee so that HRA is entitled to receive a cash fee equal to 8% of the gross proceeds received by the Company from Prospects in all subsequent private placement transactions and (iii) to modify the HRA Warrants so that they are exercisable to purchase shares of Common Stock (or common stock equivalents) in an amount equal to 8% of the shares of Common Stock purchased by Prospects in subsequent private placements (collectively, the “HRA Amendments”). Upon issuance, the HRA Warrants will be immediately exercisable and expire five years from the closing of the related transaction.
Shares issued under private placement	615,200
Credit adjustment amount related to HRA commission								$ 24,029	35,665
Legal costs related to private placement issuance costs									7,340
Brokerage commission									17,240
Commission liability								$ 11,085	$ 11,085
2018 Private Placement [Member] | Warrant [Member]
Class of Stock [Line Items]
Warrant issued													221,074
2019 Private Placement [Member]
Class of Stock [Line Items]
Purchase agreement, description									(i) 1 share of common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the “2019 Warrants”).
Risk free interest rate									2.50%
Expected stock price volatility									50.60%
Expected life of options (years)									4 years 9 months 18 days
Expected dividend yield									0.00%
Cash commission, percentage									8.00%
Exercise price, per share									$ 3.00
Common stock purchase price, per share									10.00%
Warrants exercisable, term								5 years	5 years
Units sold under private placement								1,743,979	1,903,979
Gross proceeds from private placement									$ 4,759,948
Estimated fair value of the broker warrants to be issued									$ 179,643
Broker warrants to be issued shares									180,658
Fair value of warrant issued								$ 1,193,564	$ 1,301,241
Direct offset to proceeds from the private placement								$ 722,806	812,428
Cash commissions amounting									561,294
Commission fees related to financing									$ 71,491
2019 Private Placement [Member] | Paulson [Member]
Class of Stock [Line Items]
Cash commission, percentage									12.00%
Warrants exercisable, term								5 years	5 years
Private placement transaction, description									HRA will receive a cash commission equal to 8% of the gross proceeds from the sale of the 2019 Units sold by HRA. In addition to the brokers' commission, the Company will issue 5-year warrants to HRA to purchase an amount of Common Stock equal to 8% of the total amount of Shares sold by HRA in the 2019 Private Placement at an exercise price of $3.00 per share.
2019 Private Placement [Member] | Warrant [Member]
Class of Stock [Line Items]
Maximum shares issuable under private placement									4,000,000
Maximum potential gross proceeds from financing									$ 10,000,000
Stock unit price per unit								$ 2.50	$ 2.50
2019 Private Placement [Member] | Warrant [Member] | Minimum [Member]
Class of Stock [Line Items]
Stock unit price per unit								2.75	2.75
2019 Private Placement [Member] | Warrant [Member] | Maximum [Member]
Class of Stock [Line Items]
Stock unit price per unit								$ 3.00	$ 3.00
Over-Allotment Option [Member]
Class of Stock [Line Items]
Maximum offering, units					600,000